SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advance to customers		$ 140,846	$ 117,819
VAT input credits		677,038
Others receivable (i)	[1]	188,826	110,624
Prepaid expenses and other current assets		$ 1,006,710	$ 228,443	$ 283,269

[1]	Other receivables are mainly employee advances.